SCHEDULE OF LOSS BEFORE PROVISION FOR INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Loss before provision for income taxes	$ (8,171,232)	$ (9,943,702)